ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities, current	$ 8,240	$ 7,857
Accrued expenses and other current liabilities	36,562	33,584
Accrued Expenses and Other Current Liabilities [Member]
Government authorities	8,464	5,682
Accrued expenses	12,879	12,236
Unrecognized tax benefits	5,960	2,805
Lease liabilities, current	8,240	7,857
Hedging transaction liabilities	$ 1,019	$ 5,004